Fair value measurement - Summary of movements in level 3 assets and liabilities (Detail) - At fair value [member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	$ 6,871	$ 8,968
Gain (loss) recognized in profit or loss	(1,123)	(2,097)
Issuance of warrants	8,599
Exercise of warrants	(864)
Balance Ending	13,483	6,871
Level 3 [member]
Disclosure of detailed information about movements in level 3 assets and liabilities [Line Items]
Balance Beginning	6,871	8,968
Gain (loss) recognized in profit or loss	(1,123)	(2,097)
Issuance of warrants	8,599
Exercise of warrants	(864)
Balance Ending	$ 13,483	$ 6,871